As filed with the U.S. Securities and Exchange Commission on May 21, 2018

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100

(Check appropriate box or boxes)

BlackRock Variable Series Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

BlackRock Cayman Global Allocation V.I. Fund I, Ltd., iShares Alternative Strategies V.I. Fund (Cayman) and iShares Dynamic Allocation V.I. Fund (Cayman) have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 21, 2018.

BLACKROCK VARIABLE SERIES FUNDS, INC.
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	May 21, 2018
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial	May 21, 2018
Neal J. Andrews	and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	May 21, 2018
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 21, 2018.

BLACKROCK CAYMAN GLOBAL ALLOCATION V.I. FUND I, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 21, 2018

/s/ NEAL J. ANDREWS Neal J. Andrews	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 21, 2018

SIGNATURES

iShares Alternative Strategies V.I. Fund (Cayman) has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Alternative Strategies V.I. Fund (Cayman), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 21, 2018.

ISHARES ALTERNATIVE STRATEGIES V.I. FUND (CAYMAN)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Alternative Strategies V.I. Fund (Cayman), has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Director, iShares Alternative Strategies V.I. Fund (Cayman)	May 21, 2018

/s/ NEAL J. ANDREWS Neal J. Andrews	Director, iShares Alternative Strategies V.I. Fund (Cayman)	May 21, 2018

SIGNATURES

iShares Dynamic Allocation V.I. Fund (Cayman) has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Dynamic Allocation V.I. Fund (Cayman), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 21, 2018.

ISHARES DYNAMIC ALLOCATION V.I. FUND (CAYMAN)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Dynamic Allocation V.I. Fund (Cayman), has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	May 21, 2018

/s/ NEAL J. ANDREWS Neal J. Andrews	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	May 21, 2018

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase